Offerings	Feb. 25, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	American Depositary Shares granted pursuant to the National Grid plc Annual Performance Plan
Amount Registered | shares	500,000
Proposed Maximum Offering Price per Unit	91.41
Maximum Aggregate Offering Price	$ 45,705,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,311.86
Offering Note	(1) The American Depositary Shares ("ADS") are evidenced by American Depositary Receipts, and each ADS represents five ordinary shares of National Grid plc (the "Registrant"). (2) Represents ADS which may be granted under the National Grid plc Annual Performance Plan (the "Annual Performance Plan"). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, the number of ADS being registered also includes such indeterminate number of additional shares as may be issuable under the Annual Performance Plan in connection with variations in share capital, demergers, special dividends or similar transactions. (7) Stated for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h)(1) under the Securities Act of 1933. Such price has been computed based on the average of the high and low sales prices on the New York Stock Exchange on February 23, 2026, and is used solely for the purpose of determining the registration fee. Pursuant to Rule 416(c) under the Securities Act of 1933, this registration statement also covers an indeterminate amount of interests to be offered or sold pursuant to the Incentive Thrift Plan described herein.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	American Depositary Shares granted pursuant to the National Grid plc Employee Stock Purchase Plan
Amount Registered | shares	20,000,000
Proposed Maximum Offering Price per Unit	91.41
Maximum Aggregate Offering Price	$ 1,828,200,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 252,474.42
Offering Note	(3) Represents ADS which may be granted under the National Grid plc Employee Stock Purchase Plan (the "Employee Stock Purchase Plan"). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, the number of ADS being registered also includes such indeterminate number of additional shares as may be issuable under the Employee Stock Purchase Plan in connection with variations in share capital, demergers, special dividends or similar transactions. (7) Stated for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h)(1) under the Securities Act of 1933. Such price has been computed based on the average of the high and low sales prices on the New York Stock Exchange on February 23, 2026, and is used solely for the purpose of determining the registration fee. Pursuant to Rule 416(c) under the Securities Act of 1933, this registration statement also covers an indeterminate amount of interests to be offered or sold pursuant to the Incentive Thrift Plan described herein.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	American Depositary Shares granted pursuant to the National Grid plc Long Term Performance Plan
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	91.41
Maximum Aggregate Offering Price	$ 457,050,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 63,118.61
Offering Note	(4) Represents ADS which may be granted under the National Grid plc Long Term Performance Plan (the "Long Term Performance Plan"). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, the number of ADS being registered also includes such indeterminate number of additional shares as may be issuable under the Long Term Performance Plan in connection with variations in share capital, demergers, special dividends or similar transactions. (7) Stated for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h)(1) under the Securities Act of 1933. Such price has been computed based on the average of the high and low sales prices on the New York Stock Exchange on February 23, 2026, and is used solely for the purpose of determining the registration fee. Pursuant to Rule 416(c) under the Securities Act of 1933, this registration statement also covers an indeterminate amount of interests to be offered or sold pursuant to the Incentive Thrift Plan described herein.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	American Depositary Shares granted pursuant to the National Grid plc Retention Award Plan
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	91.41
Maximum Aggregate Offering Price	$ 91,410,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 12,623.72
Offering Note	(5) Represents ADS which may be granted under the National Grid plc Retention Award Plan (the "Retention Award Plan"). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, the number of ADS being registered also includes such indeterminate number of additional shares as may be issuable under the Retention Award Plan in connection with variations in share capital, demergers, special dividends or similar transactions. (7) Stated for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h)(1) under the Securities Act of 1933. Such price has been computed based on the average of the high and low sales prices on the New York Stock Exchange on February 23, 2026, and is used solely for the purpose of determining the registration fee. Pursuant to Rule 416(c) under the Securities Act of 1933, this registration statement also covers an indeterminate amount of interests to be offered or sold pursuant to the Incentive Thrift Plan described herein.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	American Depositary Shares granted pursuant to the National Grid USA Companies' Incentive Thrift Plan
Amount Registered | shares	6,000,000
Proposed Maximum Offering Price per Unit	91.41
Maximum Aggregate Offering Price	$ 548,460,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 75,742.33
Offering Note	(6) Represents ADS which may be granted under the National Grid USA Companies' Incentive Thrift Plan (the "Incentive Thrift Plan"). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, the number of ADS being registered also includes such indeterminate number of additional shares as may be issuable under the Incentive Thrift Plan in connection with variations in share capital, demergers, special dividends or similar transactions. (7) Stated for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h)(1) under the Securities Act of 1933. Such price has been computed based on the average of the high and low sales prices on the New York Stock Exchange on February 23, 2026, and is used solely for the purpose of determining the registration fee. Pursuant to Rule 416(c) under the Securities Act of 1933, this registration statement also covers an indeterminate amount of interests to be offered or sold pursuant to the Incentive Thrift Plan described herein.